INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2021
Intangible assets other than goodwill [abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETSIn 2021, the Company recognized $3 million of computer software as intangible assets, which are not yet available for use as at December 31, 2021. Intangible assets not yet available for use are assessed for impairment irrespective of whether there is any indication of impairment. For the year ended December 31, 2021, the Company did not incur an impairment expense (2020 – $Nil).